SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
29. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 26, 2021, which is the date these consolidated financial statements are available to be issued.
In January and February 2021, the Company granted total 55,988,000 RSUs under the 2019 Plan to its employees, which is only subject to service conditions. As a result of this RSU grant, the Company estimated total share-based compensation expense of approximately US$9.6 million to be recorded in its consolidated financial statements over the vesting period of four years starting from 2021.